Submission	Nov. 14, 2024
Submission [Line Items]
Central Index Key	0001501585
Registrant Name	Huntington Ingalls Industries, Inc.
Registration File Number	333-281250
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES